Short-term investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Short-term investments
Note 4: Short-term investments

	December 31, 2021	December 31, 2020
Unrestricted
Maturing within three months	818,340	469,580
Maturing between three to six months	252,340	326,836
Maturing between six to twelve months	104,574	1,717
Total unrestricted short-term investments	1,175,254	798,133

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Non-interest earning demand deposits	—	260
Interest earning demand and term deposits	23,664	24,646
Total restricted short-term investments	23,664	24,906

Total short-term investments	1,198,918	823,039